Investment in Associate - Schedule of Financial Information (Details) - HOA [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Financial Information[Line Items]
Percentage ownership interest	40.00%
Current assets	$ 109,253,662
Noncurrent assets	45,611,874
Current liabilities	102,521,862
Noncurrent liabilities	22,266,795
Net assets	30,076,879
Total revenue	38,046,229
Net income	1,711,548
Other comprehensive income	$ 1,416,470